Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net (loss) income before provision for income tax	¥ 2,652,361	$ 373,577	¥ 2,031,217	¥ (2,095,064)
Income tax (benefit) expense at statutory tax rate	663,090		507,804	(523,766)
Permanent differences and Research and development super-deduction	(76,414)		(34,966)	(55,871)
Change in valuation allowance	31,283		64,389	118,570
Effect of income tax rate difference in other jurisdictions	41,854		35,564	1,201,729
Effect of tax holidays and preferential tax rates	(213,804)		(147,894)	(195,209)
Effect of the preferential tax rate adjustment of prior year's EIT	0		(26,873)	(60,325)
Effect of PRC withholding tax	184,014		164,257	337,428
Provision for income tax	¥ 630,023	$ 88,737	¥ 562,281	¥ 822,556
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%